Results by business segment	6 Months Ended
Apr. 30, 2022
Text Block [Abstract]
Results by business segment

Note 13 Results by business segment

	For the three months ended April 30, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$3,234	$780	$–	$148	$1,181	$(69)	$5,274
Non-interest income	1,505	2,825	234	403	1,167	(188)	5,946
Total revenue	4,739	3,605	234	551	2,348	(257)	11,220
Provision for credit losses	(276)	(30)	–	–	(37)	1	(342)
Insurance policyholder benefits, claims and acquisition expense	–	–	(180)	–	–	–	(180)
Non-interest expense	2,015	2,644	145	398	1,350	(118)	6,434
Income (loss) before income taxes	3,000	991	269	153	1,035	(140)	5,308
Income taxes (recoveries)	766	241	63	32	240	(287)	1,055
Net income	$2,234	$750	$206	$121	$795	$147	$4,253
Non-interest expense includes:
Depreciation and amortization	$232	$228	$14	$50	$124	$2	$650

	For the three months ended April 30, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1), (3)	Total

Net interest income (2)	$3,085	$666	$–	$87	$1,121	$(105)	$4,854
Non-interest income	1,442	2,594	536	447	1,597	148	6,764
Total revenue	4,527	3,260	536	534	2,718	43	11,618
Provision for credit losses	35	(2)	–	(2)	(127)	–	(96)
Insurance policyholder benefits, claims and acquisition expense	–	–	149	–	–	–	149
Non-interest expense	1,915	2,371	140	375	1,468	110	6,379
Income (loss) before income taxes	2,577	891	247	161	1,377	(67)	5,186
Income taxes (recoveries)	669	208	60	41	306	(113)	1,171
Net income	$1,908	$683	$187	$120	$1,071	$46	$4,015
Non-interest expense includes:
Depreciation and amortization	$229	$218	$15	$47	$126	$1	$636

	For the six months ended April 30, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1)	Total
Net interest income (2)	$6,463	$1,525	$–	$311	$2,422	$(176)	$10,545
Non-interest income	3,079	5,693	1,633	827	2,736	(227)	13,741
Total revenue	9,542	7,218	1,633	1,138	5,158	(403)	24,286
Provision for credit losses	(147)	(42)	–	–	(49)	1	(237)
Insurance policyholder benefits, claims and acquisition expense	–	–	817	–	–	–	817
Non-interest expense	4,037	5,225	292	818	2,822	(180)	13,014
Income (loss) before income taxes	5,652	2,035	524	320	2,385	(224)	10,692
Income taxes (recoveries)	1,444	490	121	81	560	(352)	2,344
Net income	$4,208	$1,545	$403	$239	$1,825	$128	$8,348
Non-interest expense includes:
Depreciation and amortization	$465	$456	$29	$99	$247	$4	$1,300

	For the six months ended April 30, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management (3)	Insurance	Investor & Treasury Services	Capital Markets (1)	Corporate Support (1), (3)	Total
Net interest income (2)	$6,246	$1,332	$–	$178	$2,320	$(187)	$9,889
Non-interest income	2,844	5,147	2,345	921	3,106	309	14,672
Total revenue	9,090	6,479	2,345	1,099	5,426	122	24,561
Provision for credit losses	200	(31)	–	(4)	(150)	(1)	14
Insurance policyholder benefits, claims and acquisition expense	–	–	1,555	–	–	–	1,555
Non-interest expense	3,893	4,777	289	776	2,909	277	12,921
Income (loss) before income taxes	4,997	1,733	501	327	2,667	(154)	10,071
Income taxes (recoveries)	1,296	409	113	84	529	(222)	2,209
Net income	$3,701	$1,324	$388	$243	$2,138	$68	$7,862
Non-interest expense includes:
Depreciation and amortization	$453	$438	$29	$96	$251	$2	$1,269

(1)	Taxable equivalent basis.
(2)	Interest revenue is reported net of interest expense as we rely primarily on net interest income as a performance measure.
(3)	Effective Q4 2021, gains (losses) on economic hedges of our U.S. share-based compensation plans, which are reflected in revenue, and related variability in share-based compensation expense driven by changes in the fair value of liabilities relating to our U.S. share-based compensation plans have been reclassified from our Wealth Management segment to Corporate Support. Comparative amounts have been reclassified to conform with this presentation.

Total assets and total liabilities by business segment

	As at April 30, 2022
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$574,412	$155,948	$21,932	$255,046	$783,628	$57,606	$1,848,572
Total liabilities	574,328	156,198	22,466	254,929	782,934	(46,688)	1,744,167

	As at October 31, 2021
(Millions of Canadian dollars)	Personal & Commercial Banking	Wealth Management	Insurance	Investor & Treasury Services	Capital Markets	Corporate Support	Total
Total assets	$549,702	$148,990	$22,724	$240,055	$692,278	$52,574	$1,706,323
Total liabilitie s	549,619	149,096	22,966	239,960	691,767	(45,847)	1,607,561